APPROPRIATED RESERVES (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
APPROPRIATED RESERVES
Total Appropriated reserves	$ 20,044,769	$ 15,930,665
Appropriation of net income
APPROPRIATED RESERVES
Total Appropriated reserves	12,794,057	12,768,264
Dividends reclassification	557	574
Others
APPROPRIATED RESERVES
Total Appropriated reserves	$ 7,250,712	$ 3,162,401